OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 18 – OTHER LIABILITIES

	As of December 31,
Current	2024	2023
Deferred revenues on prepaid credit	21,765	17,325
Deferred revenues on connection fees and international capacity leases	4,465	3,754
Debt for acquisition of Subsidiaries	643	1,235
Related parties (Note 27.b)	3,011	5,135
Funds to be paid to customers	8,738	15,720
Other	1,777	1,385
	40,399	44,554
Non-current
Deferred revenues on connection fees and international capacity leases	3,371	3,323
Pension benefits	8,565	4,897
Related parties (Note 27.b)	2,756	9,001
Debt for acquisition of Subsidiaries	601	2,234
Other	24	236
	15,317	19,691
Total Other liabilities	55,716	64,245

Movements in the pension benefits are as follows:

	Years ended
	December 31,
	2024	2023
At the beginning of the year	4,897	5,963
Service cost (*)	256	329
Interest cost (**)	6,736	4,042
Actuarial results (***)	28	915
RECPAM	(3,352)	(6,352)
At the end of the year	8,565	4,897
(*)	Included in Employee benefit expenses and severance payments.
(**)	Included in Other Financial result, net.
(***)	Included in Other comprehensive income (loss).